Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	VYCOR MEDICAL INC
Entity Central Index Key	0001424768
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	POS AM
Document Period End Date	Jun. 30, 2016
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company